CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
Net (Loss) Income	$ (18,801)	$ (214,634)	$ (131,539)	$ (400,875)
Other Comprehensive Income (Loss), Net of Income Taxes:
Cumulative translation adjustment, including Euro Notes in 2011 and other instruments, net of income taxes of $0, $(234), $0 and $(1,870), respectively	247	574	229	(1,852)
Unrealized losses on available-for-sale securities, net of income taxes of $0	(114)	(54)	(159)	(109)
Change in fair value of cash flow hedges, net of income taxes of $0, $332, $0 and $403, respectively		4,522		11
Comprehensive Loss	$ (18,668)	$ (209,592)	$ (131,469)	$ (402,825)